Unusual or Infrequent Items Impacting Quarterly Results	12 Months Ended
Dec. 31, 2018
Unusual or Infrequent Items, or Both [Abstract]
Unusual or Infrequent Items Impacting Quarterly Results

16.	Unusual or Infrequent Items Impacting Quarterly Results.

On July 1, 2017, the Company consolidated the assets (at fair value), liabilities and operating results of the Dock 79 joint venture. This consolidation resulted in a gain on remeasurement of investment in real estate partnership of $60,196,000 of which $20,469,000 was attributed to the noncontrolling interest.

The construction financing for Dock 79 was refinanced and a prepayment penalty of $440,000 and the remaining deferred loan costs of $714,000 were recorded into interest expense in the quarter ending December 31, 2017.

Fourth quarter 2017 net income included $12,043,000, or $1.20 per share, due to a deferred tax benefit resulting from revaluing the Company’s net deferred tax liabilities per the Tax Cuts and Jobs Act of 2017.

On May 21, 2018, the Company completed the disposition of 40 industrial warehouse properties and three additional land parcels to an affiliate of Blackstone Real Estate Partners VIII, L.P. for $347.2 million.